Label		Element	Value
(John Hancock New Opportunities Fund - Classes A and C) | (New Opportunities Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 19 to 21 of the prospectus under "Sales charge reductions and waivers" or pages 141 to 144 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class A and Class C shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund invests primarily in equity securities of companies considered small capitalization companies by the fund's subadvisors. Although the fund invests primarily in small-cap equities, the fund also invests in mid-cap and micro-cap companies and reserves the right to invest in companies of any market capitalization, including large-cap companies. Market capitalization classification is determined at the time of purchase by each subadvisor using its own investment criteria. Although the fund will primarily invest in small-cap equities, the market capitalization of individual portfolio securities and the fund's portfolio as a whole will vary over time as market conditions change.

Equity securities in which the fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps.

The fund employs a multi-style and multi-manager approach in which portions of the fund's assets are allocated to different subadvisors that employ distinct investment styles. The fund currently has four subadvisors.

The fund's advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund, including overseeing the investment allocation for the fund and managing the fund's overall portfolio characteristics, including investment style exposures.

The advisor selects subadvisors for the fund, allocates fund assets among those subadvisors, oversees them, and evaluates their performance results. The subadvisors select the individual portfolio securities for the assets assigned to them. When allocating fund assets to a subadvisor, the advisor considers various characteristics of the subadvisor's portfolio: market capitalization, growth and profitability, valuation, sector weightings, and earnings and price volatility. The advisor also considers the correlation between the subadvisors' historical and expected investment returns. Since the advisor will rebalance the fund only periodically, the actual portion of the fund managed by each subadvisor at any given time will vary.

The fund may invest in any economic sector, and at times may emphasize one or more particular sectors. The fund may also invest in equity securities identified by a subadvisor as having growth or value characteristics. Growth securities are securities a subadvisor believes will experience relatively rapid earnings growth. Value securities, on the other hand, are securities a subadvisor believes are selling at prices below their fundamental value.

The fund also may invest in: (a) securities of foreign issuers, including foreign issuers located in emerging markets, either directly through investments in foreign currency-denominated securities traded outside of the U.S. or indirectly through depositary receipts; (b) real estate investment trusts (REITs); (c) initial public offerings (IPOs); and (d) master limited partnerships (MLPs). The fund may invest in derivatives such as swaps, options, futures contracts, or options on futures contracts, to gain market exposure or to adjust market exposure, or to maintain liquidity to pay redemptions. The fund may invest in foreign currency forward contracts to manage the fund's exposure to foreign currency. The fund also may invest in investment companies, including exchange-traded funds (ETFs) for the purpose of gaining exposure to equity markets while maintaining liquidity.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 9 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Master limited partnership risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities.

Medium and smaller company risk. The prices of medium and smaller company (including microcap companies) stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Multi-manager risk. While the investment styles employed by the subadvisors are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Real estate securities risk. Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to September 27, 2014, the fund was managed solely by Dimensional Fund Advisors LP and Invesco Advisers, Inc. pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to Brandywine Global Investment Management, LLC (Brandywine) or Gannet Welsh & Kotler, LLC (GW&K). As a result of the difference in investment strategy and the addition of Brandywine and GW&K, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

October 15, 2005, is the inception date of the oldest class of shares, Class NAV shares. Because Class A and Class C shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares that have been adjusted to reflect the maximum Class A and Class C sales charges (loads). Returns for Class A and Class C shares would have been substantially similar to returns of Class NAV shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns. These do not include sales charges and would have been lower if they did.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class A and Class C shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was –3.34%. Best quarter: Q2 '09, 25.26% Worst quarter: Q4 '08, –25.97%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns. These are shown only for Class A shares and would be different for Class C shares.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/FundPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-225-5291
(John Hancock New Opportunities Fund - Classes A and C) | (New Opportunities Fund) | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	38.82%
5 Years		rr_AverageAnnualReturnYear05	20.08%
Since Inception		rr_AverageAnnualReturnSinceInception	9.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Classes A and C) | (New Opportunities Fund) | Class A
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses Over Assets	[2]	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[4]	rr_ExpensesOverAssets	1.57%
Contractual expense reimbursement	[5],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 641
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	961
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,303
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,265
Annual Return 2006		rr_AnnualReturn2006	10.89%
Annual Return 2007		rr_AnnualReturn2007	(8.03%)
Annual Return 2008		rr_AnnualReturn2008	(42.09%)
Annual Return 2009		rr_AnnualReturn2009	32.54%
Annual Return 2010		rr_AnnualReturn2010	30.15%
Annual Return 2011		rr_AnnualReturn2011	(2.59%)
Annual Return 2012		rr_AnnualReturn2012	16.88%
Annual Return 2013		rr_AnnualReturn2013	40.54%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was -3.34%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(3.34%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 25.26%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.26%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.97%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.97%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	33.53%
5 Years		rr_AverageAnnualReturnYear05	21.27%
Since Inception		rr_AverageAnnualReturnSinceInception	6.28%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Classes A and C) | (New Opportunities Fund) | Class A | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	30.51%
5 Years		rr_AverageAnnualReturnYear05	20.56%
Since Inception		rr_AverageAnnualReturnSinceInception	5.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Classes A and C) | (New Opportunities Fund) | Class A | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	21.15%
5 Years		rr_AverageAnnualReturnYear05	17.38%
Since Inception		rr_AverageAnnualReturnSinceInception	4.79%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Classes A and C) | (New Opportunities Fund) | Class C
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses Over Assets	[2]	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[4]	rr_ExpensesOverAssets	2.27%
Contractual expense reimbursement	[5],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	699
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,597
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	699
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,205
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,597
1 Year		rr_AverageAnnualReturnYear01	39.54%
5 Years		rr_AverageAnnualReturnYear05	22.52%
Since Inception		rr_AverageAnnualReturnSinceInception	6.95%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Class I) | (New Opportunities Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund invests primarily in equity securities of companies considered small capitalization companies by the fund's subadvisors. Although the fund invests primarily in small-cap equities, the fund also invests in mid-cap and micro-cap companies and reserves the right to invest in companies of any market capitalization, including large-cap companies. Market capitalization classification is determined at the time of purchase by each subadvisor using its own investment criteria. Although the fund will primarily invest in small-cap equities, the market capitalization of individual portfolio securities and the fund's portfolio as a whole will vary over time as market conditions change.

Equity securities in which the fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps.

The fund employs a multi-style and multi-manager approach in which portions of the fund's assets are allocated to different subadvisors that employ distinct investment styles. The fund currently has four subadvisors.

The fund's advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund, including overseeing the investment allocation for the fund and managing the fund's overall portfolio characteristics, including investment style exposures.

The advisor selects subadvisors for the fund, allocates fund assets among those subadvisors, oversees them, and evaluates their performance results. The subadvisors select the individual portfolio securities for the assets assigned to them. When allocating fund assets to a subadvisor, the advisor considers various characteristics of the subadvisor's portfolio: market capitalization, growth and profitability, valuation, sector weightings, and earnings and price volatility. The advisor also considers the correlation between the subadvisors' historical and expected investment returns. Since the advisor will rebalance the fund only periodically, the actual portion of the fund managed by each subadvisor at any given time will vary.

The fund may invest in any economic sector, and at times may emphasize one or more particular sectors. The fund may also invest in equity securities identified by a subadvisor as having growth or value characteristics. Growth securities are securities a subadvisor believes will experience relatively rapid earnings growth. Value securities, on the other hand, are securities a subadvisor believes are selling at prices below their fundamental value.

The fund also may invest in: (a) securities of foreign issuers, including foreign issuers located in emerging markets, either directly through investments in foreign currency-denominated securities traded outside of the U.S. or indirectly through depositary receipts; (b) real estate investment trusts (REITs); (c) initial public offerings (IPOs); and (d) master limited partnerships (MLPs). The fund may invest in derivatives such as swaps, options, futures contracts, or options on futures contracts, to gain market exposure or to adjust market exposure, or to maintain liquidity to pay redemptions. The fund may invest in foreign currency forward contracts to manage the fund's exposure to foreign currency. The fund also may invest in investment companies, including exchange-traded funds (ETFs) for the purpose of gaining exposure to equity markets while maintaining liquidity.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Master limited partnership risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities.

Medium and smaller company risk. The prices of medium and smaller company (including microcap companies) stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Multi-manager risk. While the investment styles employed by the subadvisors are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Real estate securities risk. Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to September 27, 2014, the fund was managed solely by Dimensional Fund Advisors LP and Invesco Advisers, Inc. pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to Brandywine Global Investment Management, LLC (Brandywine) or Gannet Welsh & Kotler, LLC (GW&K). As a result of the difference in investment strategy and the addition of Brandywine and GW&K, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

October 15, 2005, is the inception date of the oldest class of shares, Class NAV shares. Because Class I shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares. Returns for Class I shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class I shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was –3.34%. Best quarter: Q2 '09, 25.26% Worst quarter: Q4 '08, –25.97%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock New Opportunities Fund - Class I) | (New Opportunities Fund) | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	38.82%
5 Years		rr_AverageAnnualReturnYear05	20.08%
Since Inception		rr_AverageAnnualReturnSinceInception	9.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Class I) | (New Opportunities Fund) | Class I
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.00%
Other Expenses Over Assets	[7]	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses	[8]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[9]	rr_ExpensesOverAssets	1.26%
Contractual expense reimbursement	[10],[11]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	389
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,513
(John Hancock New Opportunities Fund - Class I) | (New Opportunities Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Annual Return 2006		rr_AnnualReturn2006	10.89%
Annual Return 2007		rr_AnnualReturn2007	(8.03%)
Annual Return 2008		rr_AnnualReturn2008	(42.09%)
Annual Return 2009		rr_AnnualReturn2009	32.54%
Annual Return 2010		rr_AnnualReturn2010	30.15%
Annual Return 2011		rr_AnnualReturn2011	(2.59%)
Annual Return 2012		rr_AnnualReturn2012	16.88%
Annual Return 2013		rr_AnnualReturn2013	40.54%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was -3.34%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(3.34%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 25.26%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.26%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.97%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.97%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	40.54%
5 Years		rr_AverageAnnualReturnYear05	22.52%
Since Inception		rr_AverageAnnualReturnSinceInception	6.95%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Class I) | (New Opportunities Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	37.36%
5 Years		rr_AverageAnnualReturnYear05	21.80%
Since Inception		rr_AverageAnnualReturnSinceInception	6.22%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Class I) | (New Opportunities Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	25.22%
5 Years		rr_AverageAnnualReturnYear05	18.46%
Since Inception		rr_AverageAnnualReturnSinceInception	5.34%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Classes R1-R5) | (New Opportunities Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2, Class R3, Class R4, and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund invests primarily in equity securities of companies considered small capitalization companies by the fund's subadvisors. Although the fund invests primarily in small-cap equities, the fund also invests in mid-cap and micro-cap companies and reserves the right to invest in companies of any market capitalization, including large-cap companies. Market capitalization classification is determined at the time of purchase by each subadvisor using its own investment criteria. Although the fund will primarily invest in small-cap equities, the market capitalization of individual portfolio securities and the fund's portfolio as a whole will vary over time as market conditions change.

Equity securities in which the fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps.

The fund employs a multi-style and multi-manager approach in which portions of the fund's assets are allocated to different subadvisors that employ distinct investment styles. The fund currently has four subadvisors.

The fund's advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund, including overseeing the investment allocation for the fund and managing the fund's overall portfolio characteristics, including investment style exposures.

The advisor selects subadvisors for the fund, allocates fund assets among those subadvisors, oversees them, and evaluates their performance results. The subadvisors select the individual portfolio securities for the assets assigned to them. When allocating fund assets to a subadvisor, the advisor considers various characteristics of the subadvisor's portfolio: market capitalization, growth and profitability, valuation, sector weightings, and earnings and price volatility. The advisor also considers the correlation between the subadvisors' historical and expected investment returns. Since the advisor will rebalance the fund only periodically, the actual portion of the fund managed by each subadvisor at any given time will vary.

The fund may invest in any economic sector, and at times may emphasize one or more particular sectors. The fund may also invest in equity securities identified by a subadvisor as having growth or value characteristics. Growth securities are securities a subadvisor believes will experience relatively rapid earnings growth. Value securities, on the other hand, are securities a subadvisor believes are selling at prices below their fundamental value.

The fund also may invest in: (a) securities of foreign issuers, including foreign issuers located in emerging markets, either directly through investments in foreign currency-denominated securities traded outside of the U.S. or indirectly through depositary receipts; (b) real estate investment trusts (REITs); (c) initial public offerings (IPOs); and (d) master limited partnerships (MLPs). The fund may invest in derivatives such as swaps, options, futures contracts, or options on futures contracts, to gain market exposure or to adjust market exposure, or to maintain liquidity to pay redemptions. The fund may invest in foreign currency forward contracts to manage the fund's exposure to foreign currency. The fund also may invest in investment companies, including exchange-traded funds (ETFs) for the purpose of gaining exposure to equity markets while maintaining liquidity.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Master limited partnership risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities.

Medium and smaller company risk. The prices of medium and smaller company (including microcap companies) stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Multi-manager risk. While the investment styles employed by the subadvisors are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Real estate securities risk. Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to September 27, 2014, the fund was managed solely by Dimensional Fund Advisors LP and Invesco Advisers, Inc. pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to Brandywine Global Investment Management, LLC (Brandywine) or Gannet Welsh & Kotler, LLC (GW&K). As a result of the difference in investment strategy and the addition of Brandywine and GW&K, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/RetirementPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

October 15, 2005, is the inception date of the oldest class of shares, Class NAV shares. Because Class R1, Class R2, Class R3, Class R4, and Class R5 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares. Returns for Class R1, Class R2, Class R3, Class R4, and Class R5 shares would have been substantially similar to returns of Class NAV shares because the share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class R1, Class R2, Class R3, Class R4, and Class R5 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was –3.34%. Best quarter: Q2 '09, 25.26% Worst quarter: Q4 '08, –25.97%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/RetirementPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock New Opportunities Fund - Classes R1-R5) | (New Opportunities Fund) | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	38.82%
5 Years		rr_AverageAnnualReturnYear05	20.08%
Since Inception		rr_AverageAnnualReturnSinceInception	9.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Classes R1-R5) | (New Opportunities Fund) | Class R1
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[12]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[12]	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	[12]	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	[13]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[14]	rr_ExpensesOverAssets	1.92%
Contractual expense reimbursement	[15],[16]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	592
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,027
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,234
(John Hancock New Opportunities Fund - Classes R1-R5) | (New Opportunities Fund) | Class R2
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[12]	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	[12]	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	[12]	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	[13]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[14]	rr_ExpensesOverAssets	1.67%
Contractual expense reimbursement	[15],[16]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	516
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,967
(John Hancock New Opportunities Fund - Classes R1-R5) | (New Opportunities Fund) | Class R3
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	[12]	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	[12]	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	[12]	rr_OtherExpensesOverAssets	0.30%
Acquired fund fees and expenses	[13]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[14]	rr_ExpensesOverAssets	1.82%
Contractual expense reimbursement	[15],[16]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	562
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,128
(John Hancock New Opportunities Fund - Classes R1-R5) | (New Opportunities Fund) | Class R4
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	[12]	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	[12]	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	[12]	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	[13]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[14]	rr_ExpensesOverAssets	1.52%
Contractual expense reimbursement	[15],[16],[17]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	809
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,795
(John Hancock New Opportunities Fund - Classes R1-R5) | (New Opportunities Fund) | Class R5
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	[12]	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	[12]	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	[12]	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	[13]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[14]	rr_ExpensesOverAssets	1.22%
Contractual expense reimbursement	[15],[16]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,468
(John Hancock New Opportunities Fund - Classes R1-R5) | (New Opportunities Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Annual Return 2006		rr_AnnualReturn2006	10.89%
Annual Return 2007		rr_AnnualReturn2007	(8.03%)
Annual Return 2008		rr_AnnualReturn2008	(42.09%)
Annual Return 2009		rr_AnnualReturn2009	32.54%
Annual Return 2010		rr_AnnualReturn2010	30.15%
Annual Return 2011		rr_AnnualReturn2011	(2.59%)
Annual Return 2012		rr_AnnualReturn2012	16.88%
Annual Return 2013		rr_AnnualReturn2013	40.54%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was -3.34%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(3.34%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 25.26%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.26%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.97%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.97%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	40.54%
5 Years		rr_AverageAnnualReturnYear05	22.52%
Since Inception		rr_AverageAnnualReturnSinceInception	6.95%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Classes R1-R5) | (New Opportunities Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	37.36%
5 Years		rr_AverageAnnualReturnYear05	21.80%
Since Inception		rr_AverageAnnualReturnSinceInception	6.22%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Classes R1-R5) | (New Opportunities Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	25.22%
5 Years		rr_AverageAnnualReturnYear05	18.46%
Since Inception		rr_AverageAnnualReturnSinceInception	5.34%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Class R6) | (New Opportunities Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund invests primarily in equity securities of companies considered small capitalization companies by the fund's subadvisors. Although the fund invests primarily in small-cap equities, the fund also invests in mid-cap and micro-cap companies and reserves the right to invest in companies of any market capitalization, including large-cap companies. Market capitalization classification is determined at the time of purchase by each subadvisor using its own investment criteria. Although the fund will primarily invest in small-cap equities, the market capitalization of individual portfolio securities and the fund's portfolio as a whole will vary over time as market conditions change.

Equity securities in which the fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose values are based on common stocks, such as convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps.

The fund employs a multi-style and multi-manager approach in which portions of the fund's assets are allocated to different subadvisors that employ distinct investment styles. The fund currently has four subadvisors.

The fund's advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund, including overseeing the investment allocation for the fund and managing the fund's overall portfolio characteristics, including investment style exposures.

The advisor selects subadvisors for the fund, allocates fund assets among those subadvisors, oversees them, and evaluates their performance results. The subadvisors select the individual portfolio securities for the assets assigned to them. When allocating fund assets to a subadvisor, the advisor considers various characteristics of the subadvisor's portfolio: market capitalization, growth and profitability, valuation, sector weightings, and earnings and price volatility. The advisor also considers the correlation between the subadvisors' historical and expected investment returns. Since the advisor will rebalance the fund only periodically, the actual portion of the fund managed by each subadvisor at any given time will vary.

The fund may invest in any economic sector, and at times may emphasize one or more particular sectors. The fund may also invest in equity securities identified by a subadvisor as having growth or value characteristics. Growth securities are securities a subadvisor believes will experience relatively rapid earnings growth. Value securities, on the other hand, are securities a subadvisor believes are selling at prices below their fundamental value.

The fund also may invest in: (a) securities of foreign issuers, including foreign issuers located in emerging markets, either directly through investments in foreign currency-denominated securities traded outside of the U.S. or indirectly through depositary receipts; (b) real estate investment trusts (REITs); (c) initial public offerings (IPOs); and (d) master limited partnerships (MLPs). The fund may invest in derivatives such as swaps, options, futures contracts, or options on futures contracts, to gain market exposure or to adjust market exposure, or to maintain liquidity to pay redemptions. The fund may invest in foreign currency forward contracts to manage the fund's exposure to foreign currency. The fund also may invest in investment companies, including exchange-traded funds (ETFs) for the purpose of gaining exposure to equity markets while maintaining liquidity.

Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 8 of the prospectus.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk. Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Master limited partnership risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest-rate risk and the risk of default on payment obligations by debt securities.

Medium and smaller company risk. The prices of medium and smaller company (including microcap companies) stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Multi-manager risk. While the investment styles employed by the subadvisors are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Real estate investment trust risk. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions.

Real estate securities risk. Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector risk. Because the fund may, from time to time, focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Risk Lose Money [Text]		rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Prior to September 27, 2014, the fund was managed solely by Dimensional Fund Advisors LP and Invesco Advisers, Inc. pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to Brandywine Global Investment Management, LLC (Brandywine) or Gannet Welsh & Kotler, LLC (GW&K). As a result of the difference in investment strategy and the addition of Brandywine and GW&K, the fund's performance shown below might have differed materially.

Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Average annual total returns. Performance of a broad-based market index is included for comparison.

After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

October 15, 2005, is the inception date of the oldest class of shares, Class NAV shares. Because Class R6 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares. Returns for Class R6 shares would have been substantially similar to returns of Class NAV shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Bar Chart [Heading]		rr_BarChartHeading	Calendar year total returns—Class NAV (%)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class R6 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class NAV shares.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was –3.34%. Best quarter: Q2 '09, 25.26% Worst quarter: Q4 '08, –25.97%
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) As of 12-31-13
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns. These reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	Average annual total returns. Performance of a broad-based market index is included for comparison.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com/InstitutionalPerformance
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	888-972-8696
(John Hancock New Opportunities Fund - Class R6) | (New Opportunities Fund) | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	38.82%
5 Years		rr_AverageAnnualReturnYear05	20.08%
Since Inception		rr_AverageAnnualReturnSinceInception	9.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Class R6) | (New Opportunities Fund) | Class R6
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Management fee		rr_ManagementFeesOverAssets	1.00%
Other Expenses Over Assets	[18]	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	[19]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[20]	rr_ExpensesOverAssets	1.17%
Contractual expense reimbursement	[21],[22]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,411
(John Hancock New Opportunities Fund - Class R6) | (New Opportunities Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Annual Return 2006		rr_AnnualReturn2006	10.89%
Annual Return 2007		rr_AnnualReturn2007	(8.03%)
Annual Return 2008		rr_AnnualReturn2008	(42.09%)
Annual Return 2009		rr_AnnualReturn2009	32.54%
Annual Return 2010		rr_AnnualReturn2010	30.15%
Annual Return 2011		rr_AnnualReturn2011	(2.59%)
Annual Return 2012		rr_AnnualReturn2012	16.88%
Annual Return 2013		rr_AnnualReturn2013	40.54%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was -3.34%.
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(3.34%)
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter: Q2 '09, 25.26%
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	25.26%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter: Q4 '08, -25.97%
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.97%)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year		rr_AverageAnnualReturnYear01	40.54%
5 Years		rr_AverageAnnualReturnYear05	22.52%
Since Inception		rr_AverageAnnualReturnSinceInception	6.95%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Class R6) | (New Opportunities Fund) | Class NAV | After tax on distributions
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	37.36%
5 Years		rr_AverageAnnualReturnYear05	21.80%
Since Inception		rr_AverageAnnualReturnSinceInception	6.22%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund - Class R6) | (New Opportunities Fund) | Class NAV | After tax on distributions, with sale
Prospectus:		rr_ProspectusTable
1 Year		rr_AverageAnnualReturnYear01	25.22%
5 Years		rr_AverageAnnualReturnYear05	18.46%
Since Inception		rr_AverageAnnualReturnSinceInception	5.34%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 15, 2005
(John Hancock New Opportunities Fund Supplement - Class ADV) | (New Opportunities Fund)
Prospectus:		rr_ProspectusTable
Supplement Text Block		jhfiinewopps-20150616_SupplementTextBlock

John Hancock Funds II
Supplement dated June 16, 2015 to the current Class ADV Prospectus

John Hancock New Opportunities Fund (formerly John Hancock Small Cap Opportunities Fund) (the fund)

Effective June 16, 2015, the Annual fund operating expenses table and the Expense example table for the fund is revised and restated as follows:

Shareholder fees (fees paid directly from your investment)	Class ADV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None
Small account fee (for fund account balances under $1,000)	$20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class ADV
Management fee	1.00
Distribution and service (Rule 12b-1) fees	0.25
Other expenses [1]	0.25
Acquired fund fees and expenses [2]	0.02
Total annual fund operating expenses [3]	1.52
Contractual expense reimbursement [4]	–0.09
Total annual fund operating expenses after expense reimbursements	1.43

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class ADV shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its management fee so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class ADV
1 year	146
3 years	471
5 years	820
10 years	1,805

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class ADV shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock New Opportunities Fund Supplement - Class ADV) | (New Opportunities Fund) | Class ADV
Prospectus:		rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other		rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other		rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)		rr_ShareholderFeeOther	$ 20
Management fee		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	[23]	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses	[24]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[25]	rr_ExpensesOverAssets	1.52%
Contractual expense reimbursement	[26]	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	820
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,805
(John Hancock New Opportunities Fund Supplement - Class NAV) | (New Opportunities Fund)
Prospectus:		rr_ProspectusTable
Supplement Text Block		jhfiinewopps-20150616_SupplementTextBlock

John Hancock Funds II
Supplement dated June 16, 2015 to the current Class NAV Prospectus

John Hancock New Opportunities Fund (formerly John Hancock Small Cap Opportunities Fund) (the fund)

Effective June 16, 2015, the Annual fund operating expenses table and the Expense example table for the fund is revised and restated as follows:

Shareholder fees (%) (fees paid directly from your investment)	Class NAV
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee	1.00
Other expenses [1]	0.13
Acquired fund fees and expenses [2]	0.02
Total annual fund operating expenses [3]	1.15
Contractual expense reimbursement [4]	–0.09
Total annual fund operating expenses after expense reimbursements	1.06

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its management fee so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV
1 year	108
3 years	356
5 years	624
10 years	1,390

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock New Opportunities Fund Supplement - Class NAV) | (New Opportunities Fund) | Class NAV
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	1.00%
Other Expenses Over Assets	[27]	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	[28]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[29]	rr_ExpensesOverAssets	1.15%
Contractual expense reimbursement	[30]	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	624
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,390
(John Hancock New Opportunities Fund Supplement - Class 1) | (New Opportunities Fund)
Prospectus:		rr_ProspectusTable
Supplement Text Block		jhfiinewopps-20150616_SupplementTextBlock

John Hancock Funds II
Supplement dated June 16, 2015 to the current Class 1 Prospectus

John Hancock New Opportunities Fund (formerly John Hancock Small Cap Opportunities Fund) (the fund)

Effective June 16, 2015, the Annual fund operating expenses table and the Expense example table for the fund is revised and restated as follows:

Shareholder fees (%) (fees paid directly from your investment)	Class 1
None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	1.00
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.13
Acquired fund fees and expenses [2]	0.02
Total annual fund operating expenses [3]	1.20
Contractual expense reimbursement [4]	–0.09
Total annual fund operating expenses after expense reimbursements	1.11

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its management fee so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	113
3 years	372
5 years	651
10 years	1,447

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock New Opportunities Fund Supplement - Class 1) | (New Opportunities Fund) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	[31]	rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses	[32]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[33]	rr_ExpensesOverAssets	1.20%
Contractual expense reimbursement	[34]	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	651
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,447

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class A and Class C shares.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[5]	The advisor has contractually agreed to waive its management fee so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	To the extent that expenses of Class A and Class C shares exceed 1.44% and 2.14% of average annual net assets (on an annualized basis) attributable to Class A and Class C shares, respectively (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the share class in an amount equal to the amount by which expenses of the class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[7]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[8]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[9]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[10]	The advisor has contractually agreed to waive its management fee so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[11]	To the extent that expenses of Class I shares exceed 1.13% of average annual net assets (on an annualized basis) attributable to Class I shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[12]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R2, Class R3, Class R4, and Class R5 shares.
[13]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[14]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[15]	The advisor has contractually agreed to waive its management fee so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[16]	To the extent that expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares exceed 1.79%, 1.54%, 1.69%, 1.29% and 1.09% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, Class R3, Class R4, and Class R5 shares, respectively (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the share class in an amount equal to the amount by which expenses of the class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[17]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[18]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[19]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[20]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[21]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[22]	The advisor has contractually agreed to waive its management fee so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[23]	"Other expenses" have been estimated for the first year of operations of the fund's [EMPTY] shares.
[24]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[25]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[26]	The advisor has contractually agreed to waive its management fee so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[27]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[28]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[29]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[30]	The advisor has contractually agreed to waive its management fee so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[31]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[32]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.
[33]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[34]	The advisor has contractually agreed to waive its management fee by 0.45% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.